                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4975
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                          MFS MULTIMARKET INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: October 31
--------------------------------------------------------------------------------

                   Date of reporting period: January 31, 2005
--------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 1/31/05

MFS(R) MULTIMARKET
INCOME TRUST

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THE TRUST IS A CLOSED-END INVESTMENT PRODUCT. SHARES OF THE TRUST ARE ONLY AVAILABLE FOR PURCHASE/SALE ON THE NYSE AT THE CURRENT MARKET PRICE. SHARES MAY TRADE AT A PREMIUM OR DISCOUNT TO NAV.

Visit MFS.COM for the latest information about your investment.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

A fact sheet, annual, and semiannual report for the fund can be accessed by clicking "Closed End Funds" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.


MFS Multimarket Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

ISSUER                                                                                 PAR AMOUNT                   $ VALUE
---------------------------------------------------------------------------------------------------------------------------
BONDS - 96.2%
---------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 2.6%
---------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                         $      955,000            $      983,650
---------------------------------------------------------------------------------------------------------------------------
Azteca Holdings S.A. de C. V., 12.25%, 2008                                                15,000                    16,088
---------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.5%, 2005                               EUR          275,000                   364,332
---------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                 $    2,975,000                 3,350,594
---------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                                        3,805,000                 3,885,856
---------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 7.7938%, 2012##                                                            245,000                   252,350
---------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015##                                                             580,000                   603,925
---------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                          2,370,000                 2,547,750
---------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.7%, 2025##                                                       517,000                   626,475
---------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034                                                            533,000                   549,821
---------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                 1,000,000                   965,000
---------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5%, 2008                                                      615,000                   654,975
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   14,800,816
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Rolls-Royce PLC, 6.375%, 2007                                                EUR          300,000            $      422,978
---------------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                                           $    2,318,765            $    2,283,423
---------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                1,073,054                   869,007
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,152,430
---------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 10.6%
---------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.0996%, 2045##                                                  $    2,000,000            $    1,730,751
---------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019                                                246,925                       741
---------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                         3,570,000                 3,723,972
---------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2899%, 2029                                               1,877,956                 1,964,354
---------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                 677,695                   669,436
---------------------------------------------------------------------------------------------------------------------------
Chalet Finance 1 PLC, 2.344%, 2013                                           EUR          300,000                   391,849
---------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2030##                                $    3,500,000                 3,540,361
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.38%, 2035                       2,384,781                 2,621,419
---------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040##                                                                  2,000,000                 1,940,510
---------------------------------------------------------------------------------------------------------------------------
DEPFA Bank, 5.5%, 2010                                                       EUR          960,000                 1,391,580
---------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                         $    2,000,000                 2,001,775
---------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                   1,847,000                 1,740,745
---------------------------------------------------------------------------------------------------------------------------
Europa Ltd., 2.494%, 2027                                                    EUR          114,909                   150,037
---------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.54%, 2025^^                                           $    9,052,627                 1,608,675
---------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 0.9651%, 2043##^^                 30,903,265                 1,452,908
---------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.5701%, 2035^^                           75,811,384                 1,611,409
---------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                       1,847,000                 2,069,877
---------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029                       1,846,973                 2,158,687
---------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.496%, 2033                                      2,384,781                 2,638,225
---------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                  2,542,000                 2,430,388
---------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.653%, 2034##                               1,853,000                 2,074,195
---------------------------------------------------------------------------------------------------------------------------
Granites Mortgages PLC, 5.15%, 2042                                          EUR          350,000                   480,737
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 1.1511%, 2030^^                 $   19,827,932                   671,671
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                             2,215,000                 2,320,346
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5911%, 2039##^^                                      14,915,475                 1,134,605
---------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214%, 2007                                            2,250,000                 2,356,128
---------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8641%, 2031^^                                        22,453,468                   506,317
---------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                            2,384,781                 2,538,399
---------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                        130,858                   142,551
---------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5%, 2009                                                     4,560,000                 4,628,899
---------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., 7.39%, 2013##                            2,581,000                 2,845,015
---------------------------------------------------------------------------------------------------------------------------
RMAC PLC, 2.37%, 2036##                                                      EUR          230,000                   300,012
---------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., 7.75%, 2027                                      $    1,096,680                 1,094,445
---------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                              3,143,203                 3,320,525
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   60,251,544
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 3.0%
---------------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                                    $      120,000            $      123,600
---------------------------------------------------------------------------------------------------------------------------
Continental AG, 6.875%, 2008                                                 EUR          100,000                   147,918
---------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N. A. Holdings Corp., 8.5%, 2031                                   $    1,251,000                 1,602,411
---------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Note, 5.625%, 2007                                           EUR          100,000                   137,266
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                  $    1,102,000                 1,098,625
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                     2,058,000                 2,239,149
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6%, 2006                                    EUR          375,000                   503,141
---------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                      $    1,378,000                 1,383,742
---------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                        919,000                   925,409
---------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                 4,725,000                 5,327,409
---------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                                1,270,000                 1,355,725
---------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                      1,317,000                 1,481,625
---------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                           130,000                   152,100
---------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                                    470,000                   552,250
---------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 8.625%, 2014##                                                  165,000                   171,600
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   17,201,970
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 2.7%
---------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                                     $    3,174,000            $    3,229,545
---------------------------------------------------------------------------------------------------------------------------
Bank of Ireland, 7.4%, 2049                                                  EUR          500,000                   785,379
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group, 7.974%, 2010                                            EUR          265,000                   417,979
---------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 4.65% to 2049##                           $    1,543,000                 1,674,910
---------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co., 5.125%, 2014                                                  2,755,000                 2,806,527
---------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B. V., 10.125%, 2007                                            128,000                   138,560
---------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B. V., 10.125%, 2007##                                          122,000                   132,065
---------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B. V., 7%, 2009##                                                40,000                    39,400
---------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B. V., 8.5%, 2013                                                64,000                    65,760
---------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B. V., 8.5%, 2013##                                             329,000                   338,048
---------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 4.75%, 2014##                                  EUR          127,000                   174,634
---------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                        $    1,633,000                 1,730,778
---------------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC, 6.625% to 2009, 4.303% to 2049                EUR          330,000                   489,402
---------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 4.6925% to 2049                              $      833,000                   913,125
---------------------------------------------------------------------------------------------------------------------------
SG Capital Trust I, 7.875%, 2049                                             EUR          300,000                   470,014
---------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B. V., 8%, 2014##                                                $    2,031,000                 1,975,148
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   15,381,274
---------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 4.2%
---------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                   $    1,969,000            $    2,160,978
---------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                              1,000,000                   800,000
---------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                                               7,341,000                 7,905,237
---------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                  1,744,000                 1,680,222
---------------------------------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., 10.5%, 2006                                                 500,000                   542,479
---------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                                        490,000                   488,775
---------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                          3,500,000                 3,290,000
---------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                           5,000,000                 5,742,305
---------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                    1,135,000                 1,470,362
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   24,080,358
---------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.2%
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                              $    2,665,000            $    2,832,255
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                            2,538,000                 2,834,664
---------------------------------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                                                    860,000                   937,400
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,604,319
---------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014##                                 $    1,140,000            $    1,151,400
---------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                        500,000                   557,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,708,900
---------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                   $      460,000            $      470,350
---------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                               1,590,000                 1,713,225
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,183,575
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Akzo Nobel N. V., 5.625%, 2009                                               EUR          100,000            $      143,034
---------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                $      635,000                   704,850
---------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                    1,225,000                 1,408,750
---------------------------------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029                                                             1,905,000                 1,952,625
---------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                 575,000                   603,750
---------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                     EUR           95,000                   133,831
---------------------------------------------------------------------------------------------------------------------------
Linde Finance B. V., 6%, 2049                                                EUR          101,000                   148,120
---------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                               $    1,500,000                 1,762,500
---------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                    695,000                   745,388
---------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                                        1,350,000                 1,409,063
---------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                 560,000                   574,000
---------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.5%, 2014##                                            100,000                   103,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    9,688,911
---------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                                       $      500,000            $      553,125
---------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%
---------------------------------------------------------------------------------------------------------------------------
D. R. Horton, Inc., 8%, 2009                                                       $    1,630,000            $    1,821,879
---------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.2%
---------------------------------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                                      $    1,113,000            $    1,115,783
---------------------------------------------------------------------------------------------------------------------------
Sodexho Alliance S.A., 5.875%, 2009                                          EUR          100,000                   142,426
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,258,209
---------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------
ASSA ABLOY AB, 5.125%, 2006                                                  EUR           30,000            $       40,885
---------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012##                                              $      805,000                   813,050
---------------------------------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014                                                                    975,000                 1,046,906
---------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                     500,000                   481,250
---------------------------------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                                       600,000                   489,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,871,091
---------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                           $    1,580,000            $    1,761,700
---------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                        515,000                   556,844
---------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                       1,090,000                 1,185,375
---------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                   190,000                   186,200
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,690,119
---------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.3%
---------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 5.875%, 2015##                                  $    1,435,000            $    1,427,825
---------------------------------------------------------------------------------------------------------------------------
Electronics - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                         $    1,880,000            $    1,903,500
---------------------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                                        $    1,425,000            $    1,670,813
---------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009                                                           859,750                   975,816
---------------------------------------------------------------------------------------------------------------------------
Pemex Master Trust, 9.5%, 2027##                                                        1,338,000                 1,712,640
---------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                        1,821,000                 2,162,438
---------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                                  1,634,000                 2,002,367
---------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                                     987,000                 1,256,090
---------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 1.98%, 2012                                                        194,000                   166,064
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    9,946,228
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 4.9%
---------------------------------------------------------------------------------------------------------------------------
Banco de La Republica Oriental del Uruguay, 10.5%, 2006                      UYU          985,175            $       42,462
---------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina, 2%, 2018                                          ARS          403,852                   110,811
---------------------------------------------------------------------------------------------------------------------------
Dominican Republic, 9.04%, 2013                                                    $       25,000                    22,750
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.125%, 2012                                                   59,118                    56,531
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                    7,154,943                 7,324,873
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019 - 2024                                         1,699,000                 1,749,158
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.0625%, 2024                                                 329,000                   299,390
---------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                                        937,000                 1,185,305
---------------------------------------------------------------------------------------------------------------------------
Republic of Ecuador, 8%, 2030                                                              99,000                    91,328
---------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                                       53,000                    54,193
---------------------------------------------------------------------------------------------------------------------------
Republic of Guatemala, 8.125%, 2034##                                                      24,000                    25,080
---------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                                 1,872,000                 2,201,235
---------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                                          195,000                   216,450
---------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 9.125%, 2012                                                             18,000                    20,700
---------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033                                                             147,000                   157,290
---------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                      96,000                   102,240
---------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.5%, 2030                                                        51,000                    50,681
---------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                                      944,000                 1,196,520
---------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                            60,000                    61,800
---------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 11.875%, 2030                                                          56,000                    80,080
---------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                                              102,000                   105,315
---------------------------------------------------------------------------------------------------------------------------
Republic of Ukraine, 6.875%, 2011                                                         100,000                   105,500
---------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 7.875%, 2033                                                          23,000                    20,585
---------------------------------------------------------------------------------------------------------------------------
Republic of Venezeula, 8.5%, 2014                                                         100,000                   101,750
---------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25%, 2027                                                         34,000                    35,020
---------------------------------------------------------------------------------------------------------------------------
Republic of Vietnam, 3.75%, 2028                                                           59,000                    43,365
---------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011                                                     3,748,000                 3,434,034
---------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                                           2,590,000                 3,680,649
---------------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                                                 116,000                   195,019
---------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                               754,000                 1,127,230
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2013                                                       MXN 330,000                    26,920
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015                                                $      875,000                   948,500
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                        43,000                    51,751
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                           713,000                   843,836
---------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                       2,015,000                 2,253,778
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   28,022,129
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.6%
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                $    2,775,000            $    3,024,750
---------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                   1,500,000                 1,560,000
---------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75%, 2014                                                             950,000                 1,021,250
---------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014##                                                  390,000                   411,450
---------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                          908,000                   917,638
---------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                                       1,080,000                 1,185,300
---------------------------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc., 8.25%, 2012                                                      950,000                 1,045,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    9,165,388
---------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                     $    1,555,000            $    1,805,570
---------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                                            359,000                   393,554
---------------------------------------------------------------------------------------------------------------------------
Triton Energy Ltd., 9.25%, 2005                                                         3,500,000                 3,534,689
---------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                                                 614,000                   696,890
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,430,703
---------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.1%
---------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                $      599,000            $      618,468
---------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                                         2,799,000                 2,740,243
---------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                                          1,165,000                 1,220,338
---------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                              950,000                   904,875
---------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                            419,000                   516,598
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,000,522
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Financial Corp., 5.1%, 2014##                                   $    4,500,000            $    4,643,235
---------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                           1,296,000                 1,298,518
---------------------------------------------------------------------------------------------------------------------------
MBNA Europe Funding PLC, 6.5%, 2007                                          EUR          150,000                   210,506
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    6,152,259
---------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Allied Domecq Financial Services PLC, 5.875%, 2009                           EUR          125,000            $      179,535
---------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                               $      590,000                   643,100
---------------------------------------------------------------------------------------------------------------------------
Coca-Cola Erfrischungsgetranke, 5.875%, 2005                                 EUR          600,000                   791,395
---------------------------------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                        $      360,000                   430,200
---------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7%, 2011                                                          285,000                   303,169
---------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7%, 2011##                                                        665,000                   707,394
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,054,793
---------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 2.3%
---------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 6.95%, 2006                                            $    2,500,000            $    2,578,125
---------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 7.75%, 2011                                                 1,585,000                 1,640,475
---------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                    795,000                   854,625
---------------------------------------------------------------------------------------------------------------------------
Durango Corp. S.A. de C. V., 13.125%, 2006                                                 22,000                    16,170
---------------------------------------------------------------------------------------------------------------------------
Durango Corp. S.A. de C. V., 13.5%, 2008                                                    8,000                     5,880
---------------------------------------------------------------------------------------------------------------------------
Durango Corp. S.A. de C. V., 13.75%, 2009##                                                33,000                    24,255
---------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                                     1,725,000                 1,985,906
---------------------------------------------------------------------------------------------------------------------------
International Paper Co., 5.375%, 2006                                                 EUR 140,000                   189,494
---------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                 $      895,000                   988,975
---------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                            679,000                   777,243
---------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                   1,210,000                 1,222,100
---------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 5.75%, 2013                                                 2,500,000                 2,588,238
---------------------------------------------------------------------------------------------------------------------------
Sino Forest Corp., 9.125%, 2011##                                                          19,000                    20,924
---------------------------------------------------------------------------------------------------------------------------
UPM Kymmene Corp., 6.125%, 2012                                                       EUR 100,000                   149,089
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   13,041,499
---------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 3.0%
---------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                                          $    1,110,000            $    1,221,000
---------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                          1,180,000                 1,209,500
---------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                               1,270,000                 1,454,150
---------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625%, 2012                                                       1,100,000                 1,291,277
---------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                            950,000                   999,875
---------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                          2,550,000                 2,856,000
---------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                       950,000                 1,090,125
---------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625%, 2014##                                                              1,000,000                 1,005,000
---------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                 505,000                   546,663
---------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                  1,720,000                 1,943,600
---------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012##                                                     125,000                   126,875
---------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                 1,965,000                 2,240,100
---------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                       1,000,000                 1,030,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   17,014,165
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                            $      575,000            $      646,875
---------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013                               1,465,000                 1,270,888
---------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014                                                  1,270,000                 1,308,100
---------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                     205,000                   205,000
---------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                        205,000                   223,450
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,654,313
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.0%
---------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.375%, 2034                                                        $    2,140,000            $    2,377,125
---------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                  1,985,000                 2,011,766
---------------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                  1,230,000                 1,325,767
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    5,714,658
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5%, 2049                                                       EUR          140,000            $      199,796
---------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                             $    1,464,000                 1,498,878
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,698,674
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 4.75%, 2006                                  EUR          750,000            $    1,012,978
---------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008                                  EUR        1,705,000                 2,260,416
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,273,394
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 16.1%
---------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                                            CAD          435,000            $      365,078
---------------------------------------------------------------------------------------------------------------------------
Central Bank of Dominican Republic, 9.5%, 2006                                     $       25,000                    24,344
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007 - 2009                                 EUR        2,312,000                 3,122,540
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                      EUR        4,404,000                 5,894,074
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4.5%, 2009                                      EUR       15,660,000                21,784,354
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                     EUR          774,000                 1,025,794
---------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                     EUR          425,000                   746,745
---------------------------------------------------------------------------------------------------------------------------
Government of Australia, 5.75%, 2011                                         AUD        1,271,000                 1,004,290
---------------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015                                         AUD          809,000                   667,431
---------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                             CAD          617,000                   537,001
---------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                            CAD          585,000                   508,073
---------------------------------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023                                               CAD          136,000                   155,114
---------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                                          NZD          902,000                   663,096
---------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                                        NZD        5,877,000                 4,287,091
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                              EUR          686,000                   927,030
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                                 EUR        1,078,000                 1,562,288
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                          EUR        2,263,000                 3,145,847
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                          EUR        2,965,000                 4,003,687
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                   EUR          522,000                   747,130
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                EUR        3,435,000                 5,052,945
---------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                              EUR          956,000                 1,341,184
---------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                                EUR        1,877,000                 2,719,627
---------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                             EUR          218,000                   310,290
---------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                                EUR        2,718,000                 3,582,022
---------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                            EUR          435,000                   649,092
---------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                              EUR        2,640,000                 3,622,849
---------------------------------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009                                                 EUR        1,715,000                 2,342,805
---------------------------------------------------------------------------------------------------------------------------
Republic of France, 5%, 2012 - 2016                                          EUR          607,000                   883,656
---------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                             EUR        5,031,000                 6,851,065
---------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                              EUR          499,000                   711,171
---------------------------------------------------------------------------------------------------------------------------
Republic of Italy, 4.5%, 2005                                                EUR        4,745,000                 6,230,302
---------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007                                         GBP          499,000                 1,006,921
---------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                         GBP          716,000                 1,417,571
---------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                            GBP        1,591,000                 3,859,626
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   91,752,133
---------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.0%
---------------------------------------------------------------------------------------------------------------------------
AGCO Corp., 9.5%, 2008                                                             $    2,000,000            $    2,117,500
---------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 6%, 2009##                                                        950,000                   916,750
---------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                          767,000                   882,050
---------------------------------------------------------------------------------------------------------------------------
Sun Sage B.V., 8.25%, 2009##                                                              100,000                   107,000
---------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                  910,000                 1,007,825
---------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                          590,000                   579,675
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    5,610,800
---------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25%, 2012                                               $      950,000            $    1,047,375
---------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                                  2,296,000                 2,649,455
---------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                     1,643,000                 1,813,461
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                  1,900,000                 2,163,141
---------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                 1,265,000                 1,272,437
---------------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                                               630,000                   626,850
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    9,572,719
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                              $    1,550,000            $    1,623,625
---------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                                        340,000                   363,800
---------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                      1,770,000                 1,761,150
---------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                           501,000                   614,503
---------------------------------------------------------------------------------------------------------------------------
U. S. Steel Corp., 9.75%, 2010                                                            850,000                   971,125
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    5,334,203
---------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 0.9%
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012 - 2016                                                        $    1,649,686            $    1,727,471
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2032                                                           3,139,830                 3,287,311
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    5,014,782
---------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.4%
---------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                 $    2,065,000            $    2,230,200
---------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.4%
---------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                     $      440,000            $      489,500
---------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                        3,683,000                 4,394,902
---------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.65%, 2034##                                         2,000,000                 2,161,368
---------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                            2,775,000                 3,338,403
---------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                             1,123,000                 1,149,954
---------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                                            1,040,000                 1,157,000
---------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                        1,000,000                 1,200,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   13,891,127
---------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9%, 2009                                                      $      950,000            $    1,052,125
---------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014##                                                    760,000                   798,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,850,125
---------------------------------------------------------------------------------------------------------------------------
OILS - 0.6%
---------------------------------------------------------------------------------------------------------------------------
CITGO Petroleum Corp., 6%, 2011##                                                  $      950,000            $      942,875
---------------------------------------------------------------------------------------------------------------------------
Hurricane Finance B. V., 9.625%, 2010                                                      46,000                    50,255
---------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                  950,000                 1,021,250
---------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                                       1,331,000                 1,511,112
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    3,525,492
---------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp., 6.5%, 2033                                                  $    1,002,000            $    1,156,406
---------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                     $      955,000            $      947,838
---------------------------------------------------------------------------------------------------------------------------
Veolia Environnement, 5.875%, 2008                                           EUR          250,000                   355,793
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    1,303,631
---------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.8%
---------------------------------------------------------------------------------------------------------------------------
Bertelsmann U. S. Finance, Inc., 4.625%, 2010                                EUR          148,000            $      203,214
---------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                   $    1,270,000                 1,422,400
---------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                          567,000                   642,836
---------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                                           1,050,000                 1,128,750
---------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                       895,000                   890,525
---------------------------------------------------------------------------------------------------------------------------
Pearson PLC, 6.125%, 2007                                                    EUR          135,000                   187,439
---------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 5.75%, 2008                                     EUR          125,000                   177,746
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    4,652,910
---------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Societe Nationale des Chemins de Fer Francais, 7.5%, 2008                    EUR          750,000            $    1,117,314
---------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.6%
---------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                      $      365,000            $      385,988
---------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 10.05%, 2008                                                                 2,710,000                 3,262,163
---------------------------------------------------------------------------------------------------------------------------
JC Penney Co., Inc., 7.4%, 2037                                                           953,000                 1,043,535
---------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                       2,294,000                 2,278,252
---------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125%, 2010                                                              635,000                   658,813
---------------------------------------------------------------------------------------------------------------------------
Saks, Inc., 7%, 2013                                                                    1,585,000                 1,624,625
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    9,253,376
---------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & SERVICES
---------------------------------------------------------------------------------------------------------------------------
Telemig Celular Participacoes S.A., 8.75%, 2009##                                  $       28,000            $       29,155
---------------------------------------------------------------------------------------------------------------------------
STEEL
---------------------------------------------------------------------------------------------------------------------------
Thyssenkrupp Finance B. V., 7%, 2009                                         EUR          100,000            $      147,880
---------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                       $      825,000            $      891,000
---------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.2%
---------------------------------------------------------------------------------------------------------------------------
European Investment Bank, 5.375%, 2012                                       EUR          750,000            $    1,111,093
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                     $      645,000            $      730,463
---------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                              635,000                   673,894
---------------------------------------------------------------------------------------------------------------------------
Innova S. de R. L., 9.375%, 2013                                                          484,000                   549,340
---------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                                     19,000                    20,425
---------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                                   320,000                   332,000
---------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                               2,360,000                 2,601,900
---------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                       950,000                   957,125
---------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015##                                                     1,035,000                 1,110,038
---------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10.45%, 2005##                                                   1,551,000                 1,566,510
---------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, 5.75%, 2006                                              EUR          140,000                   192,276
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    8,733,971
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 5.6%
---------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 7.3%, 2011                                                             $      950,000            $    1,102,000
---------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 8%, 2031                                                                    1,745,000                 2,222,694
---------------------------------------------------------------------------------------------------------------------------
Axtel S.A. de C. V., 11%, 2013                                                             45,000                    48,319
---------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                            3,213,000                 3,565,813
---------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                1,805,000                 2,107,338
---------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                                                1,470,000                 1,466,325
---------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B. V., 8.125%, 2012                   EUR          130,000                   216,240
---------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B. V., 8.75%, 2030                          $    3,313,000                 4,481,813
---------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                         1,250,000                 1,365,625
---------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 7.95%, 2006                                                          105,000                   109,668
---------------------------------------------------------------------------------------------------------------------------
OTE Telecommunications PLC, 6.125%, 2007##                                   EUR          195,000                   270,231
---------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                                        $    1,900,000                 2,033,000
---------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012##                                                               950,000                 1,080,625
---------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010##                                                       395,000                   469,063
---------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                                    3,395,000                 3,419,447
---------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                                      2,020,000                 2,039,721
---------------------------------------------------------------------------------------------------------------------------
Telecom Italia S. p. A., 5.625%, 2007                                        EUR          300,000                   412,942
---------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                               $    4,590,000                 5,403,128
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   31,813,992
---------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Philip Morris Finance, 5.625%, 2008                                          EUR           75,000            $      103,533
---------------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                 $    2,008,000                 2,078,280
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $    2,181,813
---------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016##                                                               $      552,000            $      534,060
---------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 10.25%, 2007                                                            21,000                    22,418
---------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 11.75%, 2009                                                            16,000                    16,120
---------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 12.5%, 2012                                                            344,000                   400,760
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $      973,358
---------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT AGENCIES - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                         $    1,559,996            $    1,624,151
---------------------------------------------------------------------------------------------------------------------------
U. S. TREASURY OBLIGATIONS - 2.9%
---------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 3.625%, 2008###                                              $   10,277,212            $   11,074,498
---------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 2%, 2014                                                          5,173,568                 5,352,419
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   16,426,917
---------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 7.9%
---------------------------------------------------------------------------------------------------------------------------
BVPS II Funding Corp., 8.68%, 2017                                                 $      820,000            $      935,087
---------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                   4,562,000                 5,407,139
---------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                              550,000                   613,938
---------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                              755,000                   573,800
---------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%, 2010                                                   1,250,000                 1,391,400
---------------------------------------------------------------------------------------------------------------------------
Compania Nacional de Transmision Electrica S.A. (Transelec), 7.875%, 2011                 700,000                   806,723
---------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                 3,532,000                 3,830,433
---------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                            1,652,000                 2,031,646
---------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                     410,000                   448,950
---------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                      1,852,000                 2,171,483
---------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                              1,272,000                 1,380,338
---------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                          1,955,000                 2,121,576
---------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                   1,045,000                 1,092,025
---------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                             2,437,000                 2,389,028
---------------------------------------------------------------------------------------------------------------------------
National Grid Group Finance PLC, 5.25%, 2006                                 EUR          200,000                   271,185
---------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 5.875%, 2015##                                                   $    1,975,000                 1,979,938
---------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                                      1,725,000                 1,775,222
---------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                     863,000                   900,756
---------------------------------------------------------------------------------------------------------------------------
RWE Finance B. V., 5.375%, 2008                                              EUR            6,000                     8,419
---------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                               $      490,000                   545,125
---------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                       575,000                   644,000
---------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                           2,605,001                 2,595,832
---------------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 7.5%, 2010                                                             950,000                 1,045,000
---------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                                 3,943,000                 4,075,154
---------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                                                 3,322,000                 3,388,952
---------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                                           265,000                   274,275
---------------------------------------------------------------------------------------------------------------------------
Vattenfall Treasury AB, 6%, 2010                                             EUR          125,000                   183,812
---------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                     $    1,937,760                 2,149,886
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   45,031,122
---------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $517,685,780)                                                                  $  547,401,218
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     SHARES                   $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                                        5,720            $      562,848
---------------------------------------------------------------------------------------------------------------------------
TOBACCO
---------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                     2,302            $      185,127
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,128,573)                                         $      747,975
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     SHARES                   $ VALUE
---------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 0.2%
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.2%
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5% (Identified Cost, $1,177,235)                        22,511            $    1,125,100
---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE
---------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 8.75% (Identified Cost, $139,485)                                    5,100            $      138,720
---------------------------------------------------------------------------------------------------------------------------
                                                                                      FIRST
WARRANTS                                                          STRIKE PRICE       EXERCISE   SHARES              $ VALUE
---------------------------------------------------------------------------------------------------------------------------
Banco Central del Uruguay (Emerging Market Sovereign)*                     N/A          N/A    1,250,000     $            0
---------------------------------------------------------------------------------------------------------------------------
DWC Construction Co., Inc. (Utilities - Other)*                  KRW    373.00       6/29/01     112,911             26,996
---------------------------------------------------------------------------------------------------------------------------
DWC Trading (Utilities - Other)*                                 KRW    166.00       6/29/01      44,711             14,468
---------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., (Business Services)*            $      0.14       1/28/97       2,325                  0
---------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*                           20.78       5/29/03         777                389
---------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $38,522)                                                                    $       41,853
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                 PAR AMOUNT                   $ VALUE
---------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BOND - 0.1%
---------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Fortis Capital Co., 6.25%, 2049 (Identified Cost, $135,348)                  EUR          155,000            $      218,357
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., 2.48%, dated 1/31/05, due 2/1/05, total to be received $9,703,668 (secured by various U. S. Treasury and
 Federal Agency obligations in a jointly traded account), at Cost                  $    9,703,000            $    9,703,000
---------------------------------------------------------------------------------------------------------------------------
Total Investments ~ (Identified Cost, $528,344,365)                                                          $  559,376,223
---------------------------------------------------------------------------------------------------------------------------
ISSUE/EXPIRATION MONTH/STRIKE PRICE

                                                                                    PAR AMOUNT                  $ VALUE
CALL OPTIONS WRITTEN                                                               OF CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
Republic of Turkey Bonds - March 2005 @ $104.25 (Premiums Received, $1,864)        $      (80,000)           $       (1,360)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.7%                                                                             9,811,425
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $  569,186,288
---------------------------------------------------------------------------------------------------------------------------

~   As of January 31, 2005, one security representing $562,848 and 0.01% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
*   Non-income producing security.
##  SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
^^  Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

N/A = Strike price and first exercise date have not been made available by issuer.

All amounts are stated in U.S. dollars unless otherwise indicated.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U. S. dollar. A list of abbreviations is shown below

ARS= Argentine Peso
AUD= Australian Dollar
BRL= Brazilian Real
CAD= Canadian Dollar
CHF= Swiss Franc
CLP= Chilean Peso
CNY= Chinese Yuan Renminbi
COP= Colombian Peso
CZK= Czech Koruna
DKK= Danish Krone
EUR= Euro
GBP= British Pound
HUF= Hungarian Forint
JPY= Japanese Yen
KRW= Korean Won
MXN= Mexican Peso
NZD= New Zealand Dollar
PHP= Philippine Peso
PLN= Polish Zloty
RUB= Russian Ruble
SEK= Swedish Krona
SGD= Singapore Dollar
SKK= Slovakian Koruna
THB= Thailand Baht
TRY= Turkish Lira
TWD= Taiwan Dollar
UYU= Uruguayan Peso
ZAR= South African Rand


See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Multimarket Income Trust
Supplemental Schedules (Unaudited) 01/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                                          $531,050,503
                                                        ============
Gross unrealized appreciation                            $33,441,130
Gross unrealized depreciation                             (5,115,410)
                                                        ------------
Net unrealized appreciation (depreciation)               $28,325,720
                                                        ============

(2) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                         NET UNREALIZED
                   CONTRACTS TO                                         CONTRACTS          APPRECIATION
SETTLEMENT DATE  DELIVER/RECEIVE               IN EXCHANGE FOR           AT VALUE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
SALES
-----
2/24/2005            ARS           315,813       $     107,428         $     108,386     $        (958)
2/10/2005            AUD         1,880,234           1,407,597             1,454,844           (47,247)
2/14/2005            BRL           752,665             275,613               288,363           (12,750)
3/7/2005             CAD         2,456,418           1,985,000             1,982,680             2,320
2/22/2005            COP       236,500,000              99,579                99,626               (47)
2/14/2005            CZK         7,716,969             330,000               334,546            (4,546)
2/14/2005            DKK        16,740,442           2,908,852             2,934,873           (26,021)
2/14/05-2/28/05      EUR        77,692,222         101,502,122           101,366,503           135,619
3/10/2005            GBP         3,351,850           6,267,960             6,296,135           (28,175)
2/7/05-2/14/05       MXN         4,347,399             385,000               388,285            (3,285)
2/10/2005            NZD         7,068,481           4,957,195             5,019,719           (62,524)
2/14/2005            SKK         7,451,214             250,000               254,547            (4,547)
2/14/2005            TRY           200,000             145,773               148,520            (2,747)
2/18/2005            ZAR           911,625             150,000               152,681            (2,681)
                                                 -----------------------------------------------------
                                                 $ 120,772,119         $ 120,829,708     $     (57,589)
                                                 =====================================================
PURCHASES
---------
2/10/2005            ARS           295,500       $     100,000         $     101,263     $       1,263
2/14/2005            BRL         1,559,965             576,512               597,658            21,146
2/14/2005            CHF         1,653,052           1,389,517             1,392,114             2,597
2/28/2005            CLP        35,125,000              59,940                60,495               555
6/1/2005             CNY         1,830,988             227,198               225,028            (2,170)
2/22/2005            COP       236,500,000              99,579                99,626                47
2/14/2005            CZK        18,696,078             809,989               810,513               524
2/14/2005            DKK        17,191,386           3,036,856             3,013,931           (22,925)
2/14/05-2/28/05      EUR         7,204,311           9,492,221             9,399,145           (93,076)
2/28/2005            HUF        64,454,860             337,922               340,634             2,712
3/4/2005             JPY        10,354,010             100,000               100,197               197
2/14/2005            KRW       371,983,500             356,259               361,905             5,646
2/7/2005             MXN         9,909,371             866,332               885,414            19,082
2/10/05-2/24/05      PHP        16,813,000             301,318               304,915             3,597
2/18/2005            PLN         1,666,461             537,913               534,241            (3,672)
2/18/2005            RUB         2,805,000             100,250               100,158               (92)
2/14/2005            SEK        20,130,911           2,925,157             2,885,067           (40,090)
2/22/2005            SGD           896,225             548,569               547,846              (723)
2/14/2005            SKK        15,023,869             509,539               513,242             3,703
2/24/2005            THB         7,910,000             205,428               205,180              (248)
2/14/05-2/28/05      TRY         1,093,547             801,810               808,791             6,981
2/14/2005            TWD         3,404,000             106,375               107,280               905
2/22/2005            ZAR         2,691,617             445,230               450,557             5,327
                                                 -----------------------------------------------------
                                                 $  23,933,914         $  23,845,200     $     (88,714)
                                                 =====================================================


At January 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $26,900 with Merrill Lynch International.

At January 31, 2005, the trust had sufficient cash and/or securities to cover any commitments under these contracts.
Futures Contracts


                                                                                                    Unrealized
                                                                                                    Appreciation
Description                                         Expiration      Contracts          Position    (Depreciation)
----------------------------------------------------------------------------------------------------------------
Eurodollar Futures                                 June 2005            44               Long          $(18,887)
Eurodollar Futures                                 June 2006            44               Short           23,117
U. S. Treasury Notes 10 Year Futures               March 2005           58               Short          (96,392)
U. S. Treasury Notes 2 Year Futures                March 2005          243               Short           67,343
U. S. Treasury Notes 5 Year Futures                March 2005            2               Short              301
                                                                                                       --------
                                                                                                       $(24,518)
                                                                                                       ========


At January 31, 2005, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.

(3) COUNTRY WEIGHTINGS

---------------------------------------
United States                     65.4%
---------------------------------------
Germany                            8.2%
---------------------------------------
Great Britain                      2.6%
---------------------------------------
Canada                             2.5%
---------------------------------------
Mexico                             2.4%
---------------------------------------
Russia                             2.1%
---------------------------------------
Ireland                            2.0%
---------------------------------------
France                             1.7%
---------------------------------------
Brazil                             1.7%
---------------------------------------
Other                             11.4%
---------------------------------------

Percentages as based on total net assets as of January 31, 2005.

(C)2005 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS MULTIMARKET INCOME TRUST
              ------------------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           -----------------------------------------------------
                           Robert J. Manning, President

Date: March 24, 2005
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           -----------------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date: March 24, 2005
       -------------


By (Signature and Title)*  RICHARD M. HISEY
                           -----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 24, 2005
      --------------

* Print name and title of each signing officer under his or her signature.